Costs (Details 8) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Costs
Write-Off of tangible assets	€ 239	€ 289	€ 678
Write-Off of intangible assets	24	61	10
Write-Off of Tangible And Intangible Assets	€ 263	€ 350	€ 688